Equity (Deficit) - Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2021 MXN ($)
Disclosure Of Government Contributions [Line Items]
Contributions from government received	$ 113,174,000
January 22, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	12,000,000
February 11, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	10,000,000
February 24, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	32,062,000
March 5, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	7,000,000
March 26, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	2,000,000
April 5, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	5,000,000
April 26, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	2,050,000
May 3, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	7,000,000
May 4, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	32,062,000
June 21, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	$ 4,000,000